UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2009

Date of reporting period:	6/30/2009

Item 1.	Schedule of Investments

Cash Accumulation Trust/Liquid Assets Fund

Schedule of Investments

as of June 30, 2009 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 13.6%
	Barclays Bank PLC
$ 25,000	2.000%, 10/7/09	$25,000,000
50,000	2.000%, 10/9/09	50,000,000
	Societe Generale
10,000	0.270%, 8/3/09	10,000,000
50,000	0.280%, 7/15/09	50,000,000
	UBS AG
30,000	0.860%, 8/31/09	30,000,000
108,000	0.930%, 8/27/09	108,000,000
	Unicredito Italiano New York
24,000	0.410%, 7/16/09	24,000,000
20,000	0.430%, 7/31/09	20,000,000
60,000	0.450%, 7/6/09	60,000,000

		377,000,000

Commercial Paper 51.7%
	Australia & New Zealand Banking Group Ltd., 144A
50,000	1.037%, 10/2/09(a)	50,000,000
	Bank of Ireland
60,000	1.137%, 9/4/09(a)	60,000,000
	BASF AG, 144A
25,000	0.470%, 7/7/09(b)	24,998,042
	Citigroup Funding, Inc., FDIC Gtd.
100,000	0.250%, 7/14/09(b)(e)	99,990,972
50,000	0.250%, 7/22/09(b)(e)	49,992,708
	DNB Norbank ASA, 144A
19,000	0.850%, 7/1/09(b)	19,000,000
	E.ON AG, 144A
26,000	0.300%, 7/6/09(b)	25,998,917
34,000	0.470%, 7/27/09(b)	33,988,459
	Electricite De France, 144A
35,000	0.280%, 7/10/09(b)	34,997,550
	GDF Suez, 144A
19,000	0.260%, 7/31/09(b)	18,995,883
21,000	0.300%, 7/13/09(b)	20,997,900
10,000	0.310%, 7/20/09(b)	9,998,364
19,000	0.350%, 7/1/09(b)	19,000,000
	General Electric Capital Corp., FDIC Gtd.
24,000	0.750%, 7/3/09(b)(e)	23,999,000
	JPMorgan Chase Funding, Inc., 144A
112,000	0.250%, 7/2/09(b)	111,999,223
20,000	0.280%, 7/15/09(b)	19,997,822
	Metlife Funding, Inc.
28,029	0.340%, 7/16/09(b)	28,025,029
	National Australia Funding (Delaware), 144A
34,000	0.390%, 9/1/09(b)	33,977,163
	New York Life Capital Corp., 144A
47,500	0.310%, 7/23/09(b)	47,491,001
	Old Line Funding LLC, 144A
60,000	0.250%, 7/9/09(b)	59,996,667
20,000	0.270%, 7/10/09(b)	19,998,650

	Prudential PLC, 144A
33,000	0.430%, 7/1/09(b)	33,000,000
	Reckitt Benckiser TSY, 144A
50,000	0.550%, 8/20/09(b)	49,961,806
	San Paolo IMI U.S. Financial Co.
50,000	0.280%, 7/15/09(b)	49,994,556
40,000	0.290%, 7/20/09(b)	39,993,878
	State Street Corp.
45,000	0.250%, 7/1/09(b)	45,000,000
	Straight-A Funding LLC, 144A
19,000	0.330%, 8/18/09(b)	18,991,640
33,000	0.360%, 8/24/09(b)	32,982,180
46,000	0.390%, 8/17/09(b)	45,976,578
	Swedbank AB, Gtd. by Kingdom of Sweden, 144A
40,000	0.820%, 2/17/10(b)	39,789,533
16,000	0.850%, 2/11/10(b)	15,915,000
47,000	0.890%, 2/10/10(b)	46,739,724
	Total Capital Canada Ltd., 144A
25,000	0.500%, 7/14/09(b)	24,995,486
60,000	0.500%, 7/15/09(b)	59,988,333
	Toyota Motor Credit Corp.
55,000	0.280%, 7/20/09(b)	54,991,872
	U.S. Bancorp.
40,000	0.250%, 7/6/09(b)	39,998,611
25,000	0.400%, 9/16/09(b)	24,978,611

		1,436,741,158

Other Corporate Obligations 10.2%
	Bank of America NA, FDIC Gtd.
44,000	1.104%, 7/29/10(a)(e)	44,000,000
	Bank of America NA
25,000	1.207%, 8/6/09(a)	25,000,000
	Citigroup Funding, Inc., FDIC Gtd.
40,000	1.139%, 7/30/10(a)(e)	40,000,000
	Goldman Sachs, FDIC Gtd., P/N
100,000	1.100%, 9/8/09(c)(e)	100,000,001
	Metropolitan Life Insurance Co. of Connecticut, Funding Agreement
	1.607%, 7/7/09(a)(c)(d)
9,000	(cost $9,000,000; date purchased 7/7/08)	9,000,000
	Nordea Bank AB EXLS, MTN, 144A
45,000	1.449%, 9/24/09(a)	45,000,000
	Wells Fargo & Co., MTN
20,000	0.782%, 9/23/09(a)	20,002,894

		283,002,895

U.S. Government Agencies 21.9%
	Federal Home Loan Bank
50,000	0.150%, 7/2/09(b)	49,999,792
28,400	0.170%, 7/6/09(b)	28,399,329
32,775	0.220%, 9/4/09(b)	32,761,981
9,000	0.830%, 12/4/09(b)	8,967,630
100,000	0.960%, 7/10/09(a)	100,000,000
39,370	2.700%, 9/23/09	39,566,673
10,000	5.000%, 12/11/09	10,181,910
10,000	5.125%, 8/5/09	10,042,657
	Federal Home Loan Mortgage Corp.
25,000	0.600%, 7/24/09(b)	24,990,417
50,000	0.610%, 9/14/09(b)	49,937,500
50,000	0.641%, 8/24/10(a)	49,988,551

5,100	0.830%, 12/7/09(b)	5,081,304
	Federal National Mortgage Association
25,000	0.180%, 7/13/09(b)	24,998,500
25,000	0.172%, 7/22/09(b)	24,997,521
100,000	0.200%, 9/1/09(b)	99,965,556
50,000	1.029%, 7/13/10(a)	49,965,178

		609,844,499

U.S. Government Treasury Obligations 1.8%
	United States Treasury Bill
25,000	0.140%, 7/16/09(b)	24,998,542
25,000	0.335%, 10/22/09(b)	24,974,104

		49,972,646

Repurchase Agreement 0.7%
	Banc of America Securities LLC,
	0.100% dated 6/30/09, due 7/1/09, in the amount of $20,686,057
	(cost $20,686,000; collateralized by $20,340,072
	JPMorgan Chase & Co., FDIC Gtd. bond, 3.125%, Maturity date 12/1/11;
20,686	the value of collateral including accrued interest was $21,099,720)	20,686,000

	Total Investments 99.9%
	(amortized cost $2,777,247,198)(f)	2,777,247,198
	Other assets in excess of liabilities 0.1%	2,269,722

	Net Assets 100.0%	$2,779,516,920

The following annotations have been used in the Portfolio:

FDIC-Federal Deposit Insurance Corporation.

MTN- Medium Term Note.

P/N Promissory Note.

144A- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Floating rate security. The interest rate shown reflects the rate in effect at June 30, 2009.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Private placement, restricted as to resale and does not have a readily available market. The cost and value of $9,000,000 at June 30, 2009 is 0.3% of net assets.
(e)	FDIC-Guaranteed issued under temporary liquidity guarantee program.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$377,000,000	$—
Commercial Paper	—	1,436,741,158	—
Other Corporate Obligations	—	283,002,895	—
Repurchase Agreement	—	20,686,000	—
U.S. Government Agencies	—	609,844,499	—
U.S. Government Treasury Obligations	—	49,972,646	—

	—	2,777,247,198	—

Other Financial Instruments*		—	—

Total	$—	$2,777,247,198	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and June 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one day, the value of the collateral is marked on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Fund may hold up to 10% of its net assets in illiquid securities. Such securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2009

*	Print the name and title of each signing officer under his or her signature.